Basic and Diluted Loss Per Ordinary Share (Tables)	6 Months Ended
Jun. 30, 2026
Earnings Per Share [Abstract]
Schedule of Basic and Diluted Loss Per Share

	For the Three Months Ended June 30,		For the Six Months Ended June 30,
	2026	2025	2026	2025
	(in thousands, except per share data)
	£	£	£	£
Loss for the period	(3,080)	(24,114)	(6,945)	(26,587)

Basic and diluted weighted average number of ordinary shares	20,928,149	5,173,376	20,869,329	2,676,461
Basic and diluted loss per ordinary share	(0.00)	(0.00)	(0.00)	(0.01)